Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity:

		Weighted -	Weighted -	Weighted -
		Average	Average	Average
		Exercise	Grant Date	Contractual	Aggregate
		Price	Fair Value	Life	Intrinsic
	Shares	Per Share	Per Share	(in years)	Value
Outstanding, January 1, 2015	2,343,090	$2.50	$1.56	7.52	$578,128
Granted	210,970	4.82	3.26	9.50	65,000
Exercised	(732)	2.35	1.43	—	1,031
Forfeited	(79,113)	2.13	1.54	—	128,250
Outstanding, December 31, 2015	2,474,215	2.71	1.71	7.01	2,870,775
Granted	1,380,463	3.26	1.98	9.37	—
Forfeited	(23,441)	2.43	1.13	9.83	—
Outstanding, December 31, 2016	3,831,237	2.84	1.75	7.20	243,000
Granted	2,940,444	6.94	3.61	9.67	41,878,351
Exercised	(46,881)	3.51	2.25	—	852,818
Forfeited	(369,219)	2.56	1.22	—	7,066,915
Outstanding, December 31, 2017	6,355,581	4.78	2.66	7.64	107,534,863
Options exercisable, December 31, 2015	1,519,866	2.43	1.58	6.10	2,058,419
Expected to vest, December 31, 2015	954,349	3.16	1.90	8.46	812,365
Options exercisable, December 31, 2016	2,048,318	2.56	1.64	5.76	243,000
Expected to vest, December 31, 2016	1,782,919	3.16	1.90	8.85	—
Options exercisable, December 31, 2017	3,156,433	3.67	2.12	5.90	56,918,296
Expected to vest, December 31, 2017	3,199,149	5.88	3.19	9.35	50,616,567

Summary of Share-based Compensation Expense Recognized

Total share-based compensation expense recognized was as follows:

	Year Ended December 31,
	2015	2016	2017
Research and development	$171,388	$377,776	$2,678,956
General and administrative	374,313	701,212	2,739,754
Total share-based compensation expense	$545,701	$1,078,988	$5,418,710

Summary of Assumption Used to Estimate the Grant Date Fair Value

The assumptions used in the Monte Carlo and Black-Scholes models to estimate the grant date fair value are as follows:

	Year Ended December 31,
	2015	2016	2017
Risk-free interest rate	1.61 - 1.87%	1.21 - 1.60%	1.21 - 2.30%
Dividend yield	0%	0%	0%
Volatility	78.1 - 93.5%	52.0 - 78.1%	51.6 - 55.8%
Expected terms (years)	5.4 - 6.2	5.2 - 5.7	5.3 - 7.0